Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0000863436
Registrant Name	BENCHMARK ELECTRONICS INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES